GOODWILL	12 Months Ended
Feb. 28, 2014
GOODWILL
GOODWILL

8.                                      GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2013 and 2014 consisted of the following:

	As of	As of
	February 28,	February 28,
	2013	2014

Gross amount:
Beginning balance	$2,073,091	$2,079,460
Addition	—	6,947,717
Exchange difference	6,369	6,913
Ending balance	2,079,460	9,034,090

Accumulated impairment loss:
Beginning balance	$(1,524,266)	$(1,524,266)
Charge for the year	—	—
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$555,194	$7,509,824

The Group incurred $139,660, $nil, and $nil impairment loss on goodwill for the years ended February 29, 2012, February 28, 2013 and February 28, 2014, respectively.